LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Sep. 30, 2017	Apr. 30, 2012 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment of investment						¥ 3,495	$ 548	¥ 13,030
Distribution received								17,723	¥ 20,200
Increase (Decrease) in Cost of Investments in Equity Method Investments						5,000		(29,068)
Disposal gain									17,853
Equity method investment loss						(38,666)	(6,068)	10,869	(50,553)
Equity method investment						79,506		116,667		$ 12,476
WiFire Group Inc. ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage				33.33%
Percentage of ownership disposed				66.67%
Equity method investment						0
Equity Investments Without Readily Determinable Fair Value
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values						0		13,500
Impairment of investment						0		13,030	0
Dividend income of non-marketable investments						659	103	607	461
Gain from disposal of non-marketable investments						¥ 0		¥ 257	¥ 5,536
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage		27.694%				27.694%		27.694%	27.694%	27.694%
Distribution received						¥ 0		¥ 17,723
Capital injected					¥ 101,000
Equity method investment loss								¥ 1,683
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage		59.00%							59.00%
Capital injected		¥ 3,930
Jingliang Inter Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage			60.00%
Capital injected			¥ 6,000
Jingliang Century Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage			40.00%
Capital injected			¥ 4,000
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
Schedule of Equity Method Investments [Line Items]
Impairment of investment						3,495
Equity interest, percentage	30.00%
Capital injected	¥ 5,000
Increase (Decrease) in Cost of Investments in Equity Method Investments						5,000
Equity method investment loss						1,505	$ 236
Equity method investment						¥ 0